Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund - ETF Shares ETF) (Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2014
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Annual Total Return
2014	(4.05%)
2013	14.50%
2012	18.55%
2011	(14.25%)
2010	11.85%
2009	38.89%
2008	(44.02%)